TRUST FOR CREDIT UNIONS
Ultra-Short Duration Government Portfolio
Portfolio of Investments – November 30, 2022 (Unaudited)

Par Value			Value

ASSET BACKED SECURITIES* - 0.08%
		Federal National Mortgage Association REMIC - 0.08%
$30,732		Series 2001-W4, Class AV1
		1 Month LIBOR USD + 0.140%
		4.156%, 02/25/32 (a)	$30,508
47,136		Series 2002-W2, Class AV1
		1 Month LIBOR USD + 0.130%
		4.146%, 06/25/32 (a)	46,009
237,184		Series 2002-T7, Class A1
		1 Month LIBOR USD + 0.220%
		4.236%, 07/25/32 (a)	233,605
		Total Asset Backed Securities	310,122
		(Cost $315,052)

COLLATERALIZED MORTGAGE OBLIGATIONS - 62.96%
		Federal Home Loan Mortgage Corporation REMIC - 6.03%
137,539		Series 2977, Class M
		5.000%, 05/15/25 (b)	136,504
827,602		Series 3702, Class FG
		1 Month LIBOR USD + 0.450%
		4.323%, 08/15/32 (a)(c)	819,239
874,592		Series 3346, Class FT
		1 Month LIBOR USD + 0.350%
		4.223%, 10/15/33 (a)(b)(c)	862,534
627,202		Series 3208, Class FH
		1 Month LIBOR USD + 0.400%
		4.273%, 08/15/36 (a)	618,039
49,764		Series 3231, Class FB
		1 Month LIBOR USD + 0.350%
		4.223%, 10/15/36 (a)	48,879
30,972		Series 3314, Class FC
		1 Month LIBOR USD + 0.400%
		4.273%, 12/15/36 (a)	30,415
491,283		Series 4248, Class QF
		1 Month LIBOR USD + 0.500%
		4.373%, 06/15/39 (a)(c)	483,160
78,048		Series 3545, Class FA
		1 Month LIBOR USD + 0.850%
		4.723%, 06/15/39 (a)	77,999
183,868		Series 3827, Class KF
		1 Month LIBOR USD + 0.370%
		4.243%, 03/15/41 (a)	181,933
27,838		Series 3868, Class FA
		1 Month LIBOR USD + 0.400%
		4.273%, 05/15/41 (a)	27,354
51,592		Series 4109, Class EC
		2.000%, 12/15/41 (c)(d)	37,923
1,584,726		Series 4566, Class FA
		1 Month LIBOR USD + 0.500%
		4.373%, 04/15/46 (a)	1,547,010
2,090,048		Series 4748, Class DF
		1 Month LIBOR USD + 0.300%
		4.173%, 08/15/47 (a)(b)	2,011,775
2,152,977		Series 4735, Class FB
		1 Month LIBOR USD + 0.350%
		4.223%, 12/15/47 (a)	2,079,587
2,436,842		Series 4875, Class F
		1 Month LIBOR USD + 0.450%
		4.323%, 04/15/49 (a)(b)	2,376,162
5,889,513		Series 4980, Class FP
		1 Month LIBOR USD + 0.400%
		4.416%, 07/25/49 (a)	5,697,262
3,144,978		Series 4906, Class QF
		1 Month LIBOR USD + 0.450%
		4.466%, 09/25/49 (a)	3,051,017
3,183,442		Series 4982, Class F
		1 Month LIBOR USD + 0.450%
		4.466%, 06/25/50 (a)(b)	3,136,525
1,032,258		Series 4981, Class GF
		1 Month LIBOR USD + 0.400%
		4.416%, 06/25/50 (a)	1,000,907
			24,224,224
		Federal National Mortgage Association REMIC - 10.89%
705		Series 1993-27, Class F
		1 Month LIBOR USD + 1.150%
		5.166%, 02/25/23 (a)(e)	705
4,542		Series 1998-21, Class F
		H15T1Y + 0.350%
		3.207%, 03/25/28 (a)	4,492
64,257		Series 2000-16, Class ZG
		8.500%, 06/25/30 (d)	70,109
47,693		Series 2000-32, Class Z
		7.500%, 10/18/30	50,513
85,815		Series 2006-45, Class TF
		1 Month LIBOR USD + 0.400%
		4.416%, 06/25/36	84,606
117,359		Series 2006-79, Class PF
		1 Month LIBOR USD + 0.400%
		4.416%, 08/25/36 (a)(b)	115,680
125,772		Series 2006-76, Class QF
		1 Month LIBOR USD + 0.400%
		4.416%, 08/25/36 (a)(b)	124,022
272,920		Series 2006-111, Class FA
		1 Month LIBOR USD + 0.380%
		4.396%, 11/25/36 (a)	268,531
113,982		Series 2007-75, Class VF
		1 Month LIBOR USD + 0.450%
		4.466%, 08/25/37 (a)	112,679
265,514		Series 2007-85, Class FC
		1 Month LIBOR USD + 0.540%
		4.556%, 09/25/37 (a)	263,446
113,342		Series 2007-86, Class FC
		1 Month LIBOR USD + 0.570%
		4.586%, 09/25/37 (a)	112,542
105,206		Series 2007-92, Class OF
		1 Month LIBOR USD + 0.570%
		4.586%, 09/25/37 (a)	104,439
147,342		Series 2007-99, Class FD
		1 Month LIBOR USD + 0.600%
		4.616%, 10/25/37 (a)	146,541
13,819		Series 2009-84, Class WF
		1 Month LIBOR USD + 1.100%
		5.116%, 10/25/39 (a)	13,954
255,664		Series 2010-123B, Class FL
		1 Month LIBOR USD + 0.430%
		4.446%, 11/25/40 (a)(b)	252,215
480,310		Series 2011-110, Class FE
		1 Month LIBOR USD + 0.400%
		4.416%, 04/25/41 (a)(b)	477,279
254,991		Series 2011-63, Class FG
		1 Month LIBOR USD + 0.450%
		4.466%, 07/25/41 (a)	251,050
288,309		Series 2012-38, Class JE
		3.250%, 04/25/42 (b)	263,426
1,630,443		Series 2013-92, Class FA
		1 Month LIBOR USD + 0.550%
		4.566%, 09/25/43 (a)	1,598,103
626,926		Series 2013-118, Class FB
		1 Month LIBOR USD + 0.520%
		4.536%, 12/25/43 (a)	613,419
1,663,203		Series 2017-39, Class FT
		1 Month LIBOR USD + 0.400%
		4.416%, 05/25/47 (a)	1,612,491
2,246,593		Series 2017-112, Class FC
		1 Month LIBOR USD + 0.350%
		4.366%, 01/25/48 (a)	2,169,205
732,764		Series 2008-22, Class FD
		1 Month LIBOR USD + 0.840%
		4.856%, 04/25/48 (a)(c)	733,004
4,122,833		Series 2019-25, Class PF
		1 Month LIBOR USD + 0.450%
		4.466%, 06/25/49 (a)(b)	4,015,886
1,077,378		Series 2019-35, Class EF
		1 Month LIBOR USD + 0.450%
		4.466%, 07/25/49 (a)	1,047,982
4,217,817		Series 2019-33, Class CF
		1 Month LIBOR USD + 0.470%
		4.486%, 07/25/49 (a)	4,100,402
4,735,635		Series 2019-50, Class CF
		1 Month LIBOR USD + 0.450%
		4.466%, 09/25/49 (a)(b)	4,593,909
3,265,155		Series 2019-61, Class F
		1 Month LIBOR USD + 0.500%
		4.516%, 11/25/49 (a)(b)	3,165,866
2,159,340		Series 2020-17, Class PF
		1 Month LIBOR USD + 0.450%
		4.466%, 03/25/50 (a)(b)	2,086,402
5,714,158		Series 2020-26, Class GF
		1 Month LIBOR USD + 0.500%
		4.516%, 05/25/50 (a)(b)	5,556,685
7,137,157		Series 2020-38, Class NF
		1 Month LIBOR USD + 0.450%
		4.466%, 06/25/50 (a)	6,899,828
2,985,698		Series 2017-96, Class FA
		1 Month LIBOR USD + 0.400%
		4.416%, 12/25/57 (a)	2,859,597
			43,769,008
		Government National Mortgage Association - 46.04%
3,525,751		Series 2019-054, Class HF
		1 Month SOFR + 0.400%
		1.785%, 04/20/44 (a)	3,405,317
2,286,133		Series 2019-H04, Class FB
		1 Month LIBOR USD + 0.550%
		2.248%, 03/20/69 (a)	2,193,453
2,310,227		Series 2019-H15, Class NF
		1 Month LIBOR USD + 0.630%
		2.923%, 05/20/69 (a)	2,237,651
2,798,278		Series 2019-H15, Class EF
		1 Month LIBOR USD + 0.630%
		3.583%, 09/20/69 (a)	2,707,082
3,071,197		Series 2019-H19, Class FC
		1 Month LIBOR USD + 0.750%
		3.893%, 10/20/69 (a)	2,966,443
3,050,456		Series 2019-H16, Class FA
		1 Month LIBOR USD + 0.700%
		3.843%, 10/20/69 (a)	2,950,912
5,624,933		Series 2019-H20, Class AF
		1 Month LIBOR USD + 0.650%
		2.895%, 11/20/69 (a)	5,421,411
31,309,316		Series 2021-H03, Class FA
		30-Day Average SOFR + 0.380%
		3.772%, 04/20/70 (a)	30,689,119
4,095,199		Series 2020-H13, Class FK
		1 Month LIBOR USD + 0.500%
		3.643%, 07/20/70 (a)	3,988,535
2,684,223		Series 2020-H16, Class LF
		1 Month LIBOR USD + 1.050%
		4.193%, 09/20/70 (a)	2,650,871
8,803,074		Series 2021-H04, Class FD
		30-Day Average SOFR + 1.150%
		2.550%, 12/20/70 (a)	8,833,821
6,648,944		Series 2021-H03, Class FJ
		30-Day Average SOFR + 1.150%
		3.021%, 02/20/71 (a)	6,621,534
21,913,642		Series 2021-H06, Class LF
		30-Day Average SOFR + 1.500%
		4.892%, 03/20/71 (a)	22,343,644
20,103,881		Series 2021-H06, Class PF
		30-Day Average SOFR + 1.500%
		4.892%, 04/20/71 (a)	20,499,492
20,344,150		Series 2021-H08, Class NF
		30-Day Average SOFR + 1.500%
		4.892%, 04/20/71 (a)	20,739,455
22,473,629		Series 2021-H10, Class FB
		30-Day Average SOFR + 1.500%
		4.892%, 06/20/71 (a)	22,889,231
23,390,380		Series 2021-H11, Class FM
		30-Day Average SOFR + 1.500%
		4.892%, 07/20/71 (a)	23,793,227
			184,931,198
		Total Collateralized Mortgage Obligations	252,924,430
		(Cost $262,481,939)

MORTGAGE-BACKED OBLIGATIONS - 28.98%
		Federal Home Loan Mortgage Corporation - 0.04%
3,205		6 Month LIBOR USD + 2.234%
		3.976%, 10/01/24 (a)	3,143
119,137		H15T3Y + 2.528%
		2.893%, 08/01/28 (a)	117,123
23,527		H15T1Y + 1.920%
		3.690%, 05/01/31 (a)	23,065
			143,331
		Federal Home Loan Mortgage Corporation Gold - 0.00%
24		4.500%, 07/01/23	25
			25
		Federal National Mortgage Association - 27.18%
20,017		5.000%, 03/01/27	20,226
9,651		11th District COFI Institutional Replacement Index + 1.254%
		2.761%, 07/01/27 (a)	9,496
27,884		11th District COFI Institutional Replacement Index + 1.504%
		4.685%, 01/01/29 (a)	27,926
4,359		11th District COFI Institutional Replacement Index + 1.504%
		4.671%, 02/01/29 (a)	4,364
5,199		11th District COFI Institutional Replacement Index + 1.695%
		2.800%, 08/01/29 (a)	5,127
31,131,000		30-Day Average SOFR + 0.390%
		3.427%, 12/01/30 (a)	30,822,283
21,122,124		30-Day Average SOFR + 0.390%
		3.427%, 01/01/31 (a)	20,913,158
30,870,000		30-Day Average SOFR + 0.350%
		3.387%, 01/01/31 (a)	30,564,074
3,675,000		30-Day Average SOFR + 0.380%
		3.417%, 01/01/31 (a)	3,638,641
20,100,000		30-Day Average SOFR + 0.250%
		3.287%, 04/01/31 (a)	19,901,157
36,824		12 Month LIBOR USD + 1.755%
		4.005%, 07/01/32 (a)	36,072
7,095		6.000%, 08/01/32	7,255
139,986		H15T1Y + 2.625%
		3.704%, 09/01/32 (a)	137,388
9,579		H15T1Y + 2.181%
		3.180%, 06/01/33 (a)	9,667
186,238		11th District COFI Institutional Replacement Index + 1.254%
		4.591%, 08/01/33 (a)	185,052
662		6.000%, 11/01/33	678
85,067		H15T1Y + 2.006%
		3.003%, 04/01/34 (a)	86,087
252,977		12 Month US Treasury Average + 1.151%
		2.523%, 08/01/34 (a)	241,260
25,173		6.000%, 09/01/34	25,743
117,448		12 Month LIBOR USD + 1.713%
		3.296%, 07/01/37 (a)	117,240
13,546		6.000%, 06/01/38	13,852
5,442		6.000%, 09/01/38	5,609
17,169		6.000%, 09/01/38	17,591
836		6.000%, 10/01/39	854
652,638		12 Month LIBOR USD + 1.705%
		2.730%, 07/01/40 (a)	650,266
1,276,489		12 Month LIBOR USD + 1.758%
		3.189%, 02/01/42 (a)	1,286,971
173,661		12 Month LIBOR USD + 1.748%
		2.965%, 05/01/42 (a)	174,548
285,761		12 Month US Treasury Average + 1.153%
		2.525%, 08/01/44 (a)	272,364
			109,174,949
		Government National Mortgage Association - 1.76%
13,834		H15T1Y + 1.500%
		2.875%, 05/20/42 (a)	13,662
11,624		H15T1Y + 1.500%
		2.875%, 06/20/42 (a)	11,480
68,003		H15T1Y + 1.500%
		2.625%, 07/20/42 (a)	66,396
6,774		H15T1Y + 1.500%
		1.750%, 10/20/42 (a)	6,587
13,255		H15T1Y + 1.500%
		1.750%, 12/20/42 (a)	12,890
1,236,416		12 Month LIBOR USD + 1.693%
		1.987%, 11/20/68 (a)	1,236,423
2,656,724		12 Month LIBOR USD + 1.910%
		3.460%, 06/20/69 (a)	2,694,340
2,429,307		12 Month LIBOR USD + 1.513%
		3.327%, 09/20/69 (a)	2,420,937
4,364		7.000%, 04/15/26	4,387
67,282		H15T1Y + 2.000%
		3.375%, 04/20/34 (a)	65,785
213,674		H15T1Y + 1.500%
		2.875%, 06/20/34 (a)	209,340
341,250		H15T1Y + 1.500%
		2.625%, 08/20/34 (a)	330,802
			7,073,029
		Total Mortgage-Backed Obligations	116,391,334
		(Cost $117,738,237)

AGENCY DEBENTURES - 0.25%
		Other Agency Debentures - 0.25%
1,000,000		Sri Lanka Government AID Bond
		3 Month LIBOR USD + 0.300%
		4.965%, 11/01/24 (a)(f)(g)	1,000,000
		Total Agency Debentures	1,000,000
		(Cost $1,000,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 10.38%
		FHLMC, Multifamily Structured Pass Through Certificates - 10.38%
370,387		Series K-F29, Class A
		1 Month LIBOR USD + 0.360%
		4.165%, 02/25/24 (a)(c)	369,451
249,580		Series K-BF1, Class A
		1 Month LIBOR USD + 0.390%
		4.195%, 07/25/24 (c)	248,750
151,139		Series K-F30, Class A
		1 Month LIBOR USD + 0.370%
		4.175%, 03/25/27 (a)(c)	149,284
453,992		Series K-F86, Class AS
		30-Day Average SOFR + 0.320%
		3.357%, 08/25/27 (a)(c)	447,919
984,866		Series K-F50, Class A
		1 Month LIBOR USD + 0.400%
		4.205%, 07/25/28 (a)(c)	975,948
15,000,000		Series K-L06, Class AFL
		1 Month LIBOR USD + 0.370%
		4.175%, 12/25/29 (a)(c)	14,803,300
12,123,071		Series K-F87, Class AL
		1 Month LIBOR USD + 0.350%
		4.155%, 08/26/30 (a)	11,982,455
12,890,560		Series K-F92, Class AL
		1 Month LIBOR USD + 0.330%
		4.135%, 10/25/30 (a)(c)	12,729,349
		Total U.S. Government-Backed Obligations	41,706,456
		(Cost $42,223,595)

		Total Investments - 102.65%	412,332,342
		(Cost $423,758,823)
		Net Other Assets and Liabilities - (2.65)%	(10,647,365)
		Net Assets - 100.00%	$401,684,977

	*	See Note A.
	(a)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2022. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

	(b)	The security has PAC (Planned Amortization Class) collateral.
	(c)	The security has Structured collateral.
	(d)	The security has Sequential collateral.
	(e)	The security has Support collateral.
	(f)
Security has been valued at fair market value as determned in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2022, this security amounted to $1,000,000 or 0.25% of net assets. Investment categorized as a significant unobservable input (Level 3).

	(g)	Illiquid security. The total market value of this security was $1,000,000, representing 0.25% of net assets.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corporation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2022 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration Portfolio (the “Portfolio”) investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of Trust for Credit Unions.

The Portfolio is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

	Level 1	–	quoted prices in active markets for identical securities
	Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolio’s net assets as of November 30, 2022 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 11/30/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Asset Backed Securities	$310,122	$-	$310,122	$-
Collateralized Mortgage Obligations	252,924,430	-	252,924,430	-
Mortgage-Backed Obligations	116,391,334	-	116,391,334	-
Agency Debentures	1,000,000	-	-	1,000,000
U.S. Government-Backed Obligations	41,706,456	-	41,706,456	-
	$412,332,342	$-	$411,332,342	$1,000,000

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2022:

	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2022	1,250,000
Gross sales	(250,000)
Fair Value, as of November 30, 2022	1,000,000

For additional information regarding the Portfolio’s policy for valuation of investments or other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolio may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolio may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolio’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolio must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2022, the Portfolio did not hold any TBA securities.

E. LIBOR Transition
The Portfolio invests in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments, which may adversely affect the Portfolio’s performance.